                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31 2011

Check here if Amendment [_]; Amendment Number: ____
  This Amendment (Check only one.):        [X] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Heathbridge Capital Management Ltd
Address:   141 Adelaide Street West, Suite 260
           Toronto, Ontario M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard M. Tattersall
Title:     Vice-President
Phone:     416 360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall  Toronto, Ontario           April 29, 2011
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $221,212 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  Market Value in USD$$                                Voting
MARCH 31 2011                                                     ------------------------- Shares Investment Other    Authority
Securities                               Title of Class   Cusip   Value (x$1000)  Shares    SH/PH  Discretion Managers Sole
----------                               -------------- --------- --------------- --------- ------ ---------- -------- ---------

BANK OF MONTREAL COM                     COM            063671101 $  4,503,206.26    69,400 SH     SOLE       na         69,400
BARRICK GOLD CORP                        COM            067901108 $  9,117,547.70   175,620 SH     SOLE       na        175,620
CONOCOPHILLIPS                           COM            20825c104 $    359,332.97     4,500 SH     SOLE       na          4,500
ENCANA CORP.                             COM            292505104 $ 15,319,264.89   443,450 SH     SOLE       na        443,450
ENERGIZER HOLDINGS INC.                  COM            29266R108 $  1,785,931.98    25,100 SH     SOLE       na         25,100
EXELON CORP.                             COM            30161N101 $    276,279.53     6,700 SH     SOLE       na          6,700
KANSAS CITY SOUTHERN                     COM NEW        485170302 $    310,333.02     5,700 SH     SOLE       na          5,700
KRAFT FOODS INC.                         CL A           50075N104 $ 13,712,315.08   437,300 SH     SOLE       na        437,300
LIFE TECHNOLOGIES CORP.                  COM            53217V109 $ 11,402,796.06   217,550 SH     SOLE       na        217,550
MAGNA INTERNATIONAL                      COM            559222401 $ 18,535,683.82   387,064 SH     SOLE       na        387,064
MANULIFE FINANCIAL CORP.                 COM            56501R106 $ 14,841,778.28   838,500 SH     SOLE       na        838,500
MITSUBISHI UFJ FINANCIAL GROUP INC ADS   SPONSORED ADR  606822104 $  4,005,497.27   870,850 SH     SOLE       na        870,850
MONSANTO CO                              COM            61166w101 $    867,030.66    12,000 SH     SOLE       na         12,000
PFIZER INC.                              COM            717081103 $    349,296.01    17,200 SH     SOLE       na         17,200
SUNCOR ENERGY INC COM                    COM            867224107 $ 13,483,906.86   301,000 SH     SOLE       na        301,000
SYNGENTA AG-ADR                          SPONSORED ADR  87160A100 $    371,430.72     5,700 SH     SOLE       na          5,700
TELUS CORP - NV                          NON-VTG SHS    87971M202 $ 16,207,912.63   334,000 SH     SOLE       na             --
TEXAS INSTRUMENTS INC.                   COM            882508104 $ 16,899,826.64   489,050 SH     SOLE       na        489,050
THOMSON REUTERS CORP.                    COM            884903105 $ 17,115,835.57   436,000 SH     SOLE       na        436,000
TIM HORTONS INC.                         COM            88706M103 $ 16,213,541.11   357,900 SH     SOLE       na        357,900
TORONTO DOMINION BANK                    COM NEW        891160509 $ 14,575,480.53   164,883 SH     SOLE       na        164,883
TRANSCANADA CORP.                        COM            89353D107 $ 14,835,616.68   366,305 SH     SOLE       na        366,305
WADDELL & REED FINANCIAL                 CL A           930059100 $    406,058.16    10,000 SH     SOLE       na         10,000
WELLS FARGO CORP                         COM            949746101 $ 15,716,033.12   495,825 SH     SOLE       na        495,825

                                     24                           $221,211,935.58 6,471,597

                                                                       221,212.00